Form N-1A Cover	Jan. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Calamos Bitcoin 90 Series Structured Alt Protection ETF® — January [Member]
Prospectus [Line Items]
Prospectus Date	Feb. 03, 2025
Calamos Bitcoin 90 Series Structured Alt Protection ETF® — April [Member]
Prospectus [Line Items]
Prospectus Date	Apr. 01, 2025
Calamos Bitcoin 90 Series Structured Alt Protection ETF® — July [Member]
Prospectus [Line Items]
Prospectus Date	Jul. 01, 2025
Calamos Bitcoin 90 Series Structured Alt Protection ETF® — October [Member]
Prospectus [Line Items]
Prospectus Date	Oct. 01, 2025